UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31,2003


Check here if Amendment ( X ); Amendment Number: 1

This Amendment  (Check only one.) :       (X)  is a restatement.
                                          ( )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.)
Current
Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
             West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christian A. Szautner
Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.
Phone:     610-684-8017


Signature, Place, and Date of Signing:

/s/Christian A. Szautner    West Conshohocken, PA          10/2/08
(Signature)                    (City, State)               (Date)

Report Type  (Check only one.):

(    )      13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


 Report Summary:

Number of Other Included Managers:                 8

Form 13F Information Table Entry Total:         45

Form 13F Information Table Value Total:    $ 23,881,349.00

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson + Johnson + Ortiz, LP - 028-05508
Harding, Loevner Management, L.P. - 028-04434
Marathon Asset Management, Ltd. - 028-6422
Martingale Asset Management, L.P. - 028-04632
Palto Alto Investors - 028-10266
Shapiro Capital Management Company, Inc. - 028-04097
Wellington Management Company, LLP - 028-04557
Westport Asset Management, Inc. - 028-04441

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
Item 1:                Item 2:   Item 3:     Item 4:        Item 5:                Item 6:              Item 7:        Item 8:
                       Title                 Fair Market    Shares or             Investment           Managers        Voting
Name Of Issuer         of Class  CUSIP       Value          Principal Amt.        Discretion                          Authority
                                                                               (a)     (b)     (c)                (a)   (b)    (c)
                                                                               Sole   Shared  Shared             Sole  Shared  None
                                                                                              Other
American Financial
 Realty Trust REIT     COM       02607P305   $497,860.00    29,200.00                   X                        X
Boston
 Properties, Inc. REIT COM       101121101   $240,950.00     5,000.00                   X                        X
Camden Property
 Trust REIT            COM       133131102   $385,410.00     8,700.00                   X                        X
Cedar Shopping
 Centers, Inc. REIT    COM       150602209   $193,752.00    15,600.00                   X                        X
Chelsea Property
 Group, Inc. REIT      COM       163421100   $131,544.00     2,400.00                   X                        X
Cresent Real Estate
 Co. REIT              COM       225756105   $405,981.00    23,700.00                   X                        X
Eastgroup
 Properties, Inc. REIT COM       277276101   $330,276.00    10,200.00                   X                        X
First Industrial
 Realty Trust  REIT    COM       32054K103   $266,625.00     7,900.00                   X                        X
First Potomac Realty
 Trust REIT            COM       33610F109   $243,620.00    13,000.00                   X                        X
General Growth
 Properties, Inc. REIT COM       370021107   $532,800.00    19,200.00                   X                        X
Heritage Property
 Investment Trust REIT COM       42725M107   $230,445.00     8,100.00                   X                        X
Hersha Hospitality
 Trust REIT            COM       427825104   $221,190.00    21,900.00                   X                        X
Highland Hospitality
 Corp. REIT            COM       430141101   $160,230.00    14,700.00                   X                        X
Hilton Hotels Corp.    COM       432848109   $224,403.00    13,100.00                   X                        X
Host Marriott
 Corp. REIT            COM       44107P104   $582,736.00    47,300.00                   X                        X
iStar Financial,
 Inc. REIT             COM       45031U101   $412,340.00    10,600.00                   X                        X
Lexington Corporate
 Properties Trust REIT COM       529043101   $300,831.00    14,900.00                   X                        X
Mills Corp. (The) REIT COM       601148109   $325,600.00     7,400.00                   X                        X
One Liberty
 Properties, Inc. REIT COM       682406103   $271,320.00    13,600.00                   X                        X
Pennsylvania, REIT     COM       709102107   $486,420.00    13,400.00                   X                        X
Prologis REIT          COM       743410102   $494,186.00    15,400.00                   X                        X
Ramco-Gershenson
 Properties REIT       COM       751452202   $339,600.00    12,000.00                   X                        X
Regency Centers
 Corp. REIT            COM       758849103   $ 47,820.00     1,200.00                   X                        X
Rouse Co. (The) REIT   COM       779273101   $399,500.00     8,500.00                   X                        X
Alcoa, Inc.            COM       013817101   $934,800.00    24,600.00                   X                        X
American Express Co.   COM       025816109   $766,857.00    15,900.00                   X                        X
Bank of America Corp.  COM       060505104   $731,913.00     9,100.00                   X                        X
Baxter
 International, Inc.   COM       071813109   $814,884.00    26,700.00                   X                        X
Boeing Co. (The)       COM       097023105   $842,800.00    20,000.00                   X                        X
ChevronTexaco Corp.    COM       166764100   $734,315.00     8,500.00                   X                        X
Chubb Corp.            COM       171232101   $708,240.00    10,400.00                   X                        X
Comerica, Inc.         COM       200340107   $818,476.00    14,600.00                   X                        X
General Electric Co.   COM       369604103   $783,794.00    25,300.00                   X                        X
HCA, Inc.              COM       404119109   $790,464.00    18,400.00                   X                        X
Intuit, Inc.           COM       461202103   $798,941.00    15,100.00                   X                        X
JP Morgan Chase & Co.  COM       46625H100   $771,330.00    21,000.00                   X                        X
Ltd. Brands            COM       532716107   $809,547.00    44,900.00                   X                        X
Marsh & McLennan
 Cos., Inc.            COM       571748102   $804,552.00    16,800.00                   X                        X
Mellon Financial Corp. COM       58551A108   $728,897.00    22,700.00                   X                        X
Microsoft Corp.        COM       594918104   $729,810.00    26,500.00                   X                        X
Morgan Stanley         COM       617446448   $763,884.00    13,200.00                   X                        X
Newell
 Rubbermaid, Inc.      COM       651229106   $678,546.00    29,800.00                   X                        X
Oracle Corp.           COM       68389X105   $745,800.00    56,500.00                   X                        X
Public Service Enterprise
 Group, Inc.           COM       744573106   $735,840.00    16,800.00                   X                        X
Wyeth Corp.            COM       983024100   $662,220.00    15,600.00                   X                        X


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